Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 88,550,000,000	$ 85,809,000,000
Percentage of securities valued with reasonable level of price transparency	99.00%
Trading assets:
Total derivatives fair value	$ 9,061,000,000	8,754,000,000
Effect of master netting agreements	(5,819,000,000)	(5,939,000,000)
Total derivative assets	3,242,000,000	2,815,000,000
Trading liabilities:
Total derivatives fair value	9,206,000,000	8,538,000,000
Effect of master netting agreements	(5,415,000,000)	(6,170,000,000)
Derivative liabilities	3,791,000,000	2,368,000,000
Long-term debt	387,000,000	371,000,000
Investment management funds
Trading assets:
Trading assets	229,000,000	243,000,000
Other assets	16,000,000	220,000,000
Total assets	245,000,000	463,000,000
Trading liabilities:
Total liabilities	1,000,000	2,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(1,792,000,000)	(2,202,000,000)
Trading liabilities:
Effect of master netting agreements	(1,986,000,000)	(2,508,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(4,021,000,000)	(3,724,000,000)
Trading liabilities:
Effect of master netting agreements	(3,428,000,000)	(3,626,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(6,000,000)	(13,000,000)
Trading liabilities:
Effect of master netting agreements	(1,000,000)	(36,000,000)
Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27,043,000,000	25,308,000,000
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	15,431,000,000	20,076,000,000
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,646,000,000	10,750,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,417,000,000	9,691,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,197,000,000	2,878,000,000
CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,063,000,000	3,364,000,000
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,709,000,000	2,984,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,143,000,000	1,773,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,949,000,000	1,657,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,233,000,000	1,325,000,000
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,044,000,000	2,247,000,000
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	853,000,000	1,054,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	77,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	9,040,000,000	8,465,000,000
Trading liabilities:
Total derivatives fair value	8,599,000,000	8,450,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	3,690,000,000	3,590,000,000
Trading liabilities:
Total derivatives fair value	3,250,000,000	3,116,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	5,331,000,000	4,807,000,000
Trading liabilities:
Total derivatives fair value	5,340,000,000	5,215,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	19,000,000	68,000,000
Trading liabilities:
Total derivatives fair value	5,000,000	118,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	21,000,000	289,000,000
Trading liabilities:
Total derivatives fair value	607,000,000	88,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	23,000,000
Trading liabilities:
Total derivatives fair value	350,000,000	74,000,000
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	21,000,000	266,000,000
Trading liabilities:
Total derivatives fair value	257,000,000	14,000,000
Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	88,550,000,000	85,809,000,000
Trading assets:
Trading assets	13,571,000,000	7,035,000,000
Other assets	419,000,000	742,000,000
Trading liabilities:
Long-term debt	387,000,000	371,000,000
Operating segments | Investment management funds
Trading assets:
Total assets	245,000,000	463,000,000
Trading liabilities:
Total liabilities	1,000,000	2,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(5,819,000,000)	(5,939,000,000)
Total assets	102,785,000,000	94,049,000,000
Trading liabilities:
Effect of master netting agreements	(5,415,000,000)	(6,170,000,000)
Total liabilities	5,836,000,000	3,940,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 29,576,000,000	$ 28,898,000,000
Percentage of total assets prior to netting	27.00%	29.00%
Trading liabilities:
Total liabilities	$ 1,560,000,000	$ 1,096,000,000
Percentage of total liabilities prior to netting	14.00%	11.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 78,847,000,000	$ 70,875,000,000
Percentage of total assets prior to netting	73.00%	71.00%
Trading liabilities:
Total liabilities	$ 9,691,000,000	$ 9,014,000,000
Percentage of total liabilities prior to netting	86.00%	89.00%
Assets measured at fair value on a recurring basis | Level 2 | Grantor Trust
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 640,000,000	$ 832,000,000
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0	$ 0
Percentage of total assets prior to netting	0.00%	0.00%
Trading liabilities:
Total liabilities	$ 0	$ 0
Percentage of total liabilities prior to netting	0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 88,550,000,000	$ 85,809,000,000
Trading assets:
Debt instruments	5,811,000,000	3,395,000,000
Equity instruments	4,539,000,000	1,114,000,000
Effect of master netting agreements	(5,819,000,000)	(5,939,000,000)
Trading assets	13,571,000,000	7,035,000,000
Other assets	217,000,000	238,000,000
Total assets	102,540,000,000	93,586,000,000
Trading liabilities:
Total trading liabilities	4,841,000,000	3,479,000,000
Effect of master netting agreements	(5,415,000,000)	(6,170,000,000)
Long-term debt	387,000,000	371,000,000
Total other liabilities – derivative liabilities designated as hedging	607,000,000
Total liabilities	5,835,000,000	3,938,000,000
Assets measured at fair value on a recurring basis | Operating segments | Investment management funds
Trading assets:
Total assets	245,000,000	463,000,000
Trading liabilities:
Total liabilities	1,000,000	2,000,000
Assets measured at fair value on a recurring basis | Operating segments | Interest rate contracts
Trading assets:
Effect of master netting agreements	(1,792,000,000)	(2,202,000,000)
Trading liabilities:
Effect of master netting agreements	(1,986,000,000)	(2,508,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(4,021,000,000)	(3,724,000,000)
Trading liabilities:
Effect of master netting agreements	(3,428,000,000)	(3,626,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Equity contracts
Trading assets:
Effect of master netting agreements	(6,000,000)	(13,000,000)
Trading liabilities:
Effect of master netting agreements	(1,000,000)	(36,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27,043,000,000	25,308,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	15,431,000,000	20,076,000,000
Assets measured at fair value on a recurring basis | Operating segments | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,646,000,000	10,750,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,417,000,000	9,691,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,197,000,000	2,878,000,000
Assets measured at fair value on a recurring basis | Operating segments | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,063,000,000	3,364,000,000
Assets measured at fair value on a recurring basis | Operating segments | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,709,000,000	2,984,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,643,000,000	1,161,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,178,000,000	1,464,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,143,000,000	1,773,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,949,000,000	1,657,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,233,000,000	1,325,000,000
Assets measured at fair value on a recurring basis | Operating segments | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,044,000,000	2,247,000,000
Assets measured at fair value on a recurring basis | Operating segments | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	853,000,000	1,054,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	77,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Total derivative assets	3,221,000,000	2,526,000,000
Trading liabilities:
Effect of master netting agreements	(5,415,000,000)
Derivative liabilities	3,184,000,000	2,280,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	1,898,000,000	1,388,000,000
Trading liabilities:
Derivative liabilities	1,264,000,000	608,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	1,310,000,000	1,083,000,000
Trading liabilities:
Derivative liabilities	1,912,000,000	1,589,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	13,000,000	55,000,000
Trading liabilities:
Derivative liabilities	8,000,000	83,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	21,000,000	289,000,000
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		88,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets		23,000,000
Trading liabilities:
Derivative liabilities	350,000,000	74,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	21,000,000	266,000,000
Trading liabilities:
Derivative liabilities	257,000,000	14,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	1,584,000,000	1,124,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	73,000,000	75,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	23,215,000,000	26,689,000,000
Trading assets:
Debt instruments	1,568,000,000	801,000,000
Equity instruments	4,539,000,000	1,114,000,000
Trading assets	6,111,000,000	1,931,000,000
Other assets	38,000,000	68,000,000
Total assets	$ 29,364,000,000	$ 28,688,000,000
Percentage of total assets prior to netting	27.00%	29.00%
Trading liabilities:
Total trading liabilities	$ 1,559,000,000	$ 1,094,000,000
Long-term debt	0	0
Total other liabilities – derivative liabilities designated as hedging	0
Total liabilities	$ 1,559,000,000	$ 1,094,000,000
Percentage of total liabilities prior to netting	14.00%	11.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Investment management funds
Trading assets:
Total assets	$ 212,000,000	$ 210,000,000
Trading liabilities:
Total liabilities	1,000,000	2,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	15,431,000,000	20,076,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,784,000,000	6,613,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	4,000,000	16,000,000
Trading liabilities:
Total derivatives fair value	9,000,000	13,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	4,000,000	7,000,000
Trading liabilities:
Total derivatives fair value	6,000,000	12,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	9,000,000
Trading liabilities:
Total derivatives fair value	3,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	1,477,000,000	1,006,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	73,000,000	75,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	65,335,000,000	59,120,000,000
Trading assets:
Debt instruments	4,243,000,000	2,594,000,000
Equity instruments	0	0
Trading assets	13,279,000,000	11,043,000,000
Other assets	179,000,000	170,000,000
Total assets	$ 78,814,000,000	$ 70,622,000,000
Percentage of total assets prior to netting	73.00%	71.00%
Trading liabilities:
Total trading liabilities	$ 8,697,000,000	$ 8,555,000,000
Long-term debt	387,000,000	371,000,000
Total other liabilities – derivative liabilities designated as hedging	607,000,000
Total liabilities	$ 9,691,000,000	$ 9,014,000,000
Percentage of total liabilities prior to netting	86.00%	89.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Investment management funds
Trading assets:
Total assets	$ 33,000,000	$ 253,000,000
Trading liabilities:
Total liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27,043,000,000	25,308,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,862,000,000	4,137,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,417,000,000	9,691,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,197,000,000	2,878,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,063,000,000	3,364,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,709,000,000	2,984,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,643,000,000	1,161,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,178,000,000	1,464,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,143,000,000	1,773,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,949,000,000	1,657,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,233,000,000	1,325,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,044,000,000	2,247,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	853,000,000	1,054,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	77,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	9,036,000,000	8,449,000,000
Trading liabilities:
Total derivatives fair value	8,590,000,000	8,437,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	3,686,000,000	3,583,000,000
Trading liabilities:
Total derivatives fair value	3,244,000,000	3,104,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	5,331,000,000	4,807,000,000
Trading liabilities:
Total derivatives fair value	5,340,000,000	5,215,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	19,000,000	59,000,000
Trading liabilities:
Total derivatives fair value	6,000,000	118,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	21,000,000	289,000,000
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		88,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		23,000,000
Trading liabilities:
Total derivatives fair value	350,000,000	74,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	21,000,000	266,000,000
Trading liabilities:
Total derivatives fair value	257,000,000	14,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	107,000,000	118,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Trading assets	0	0
Other assets	0	0
Total assets	$ 0	$ 0
Percentage of total assets prior to netting	0.00%	0.00%
Trading liabilities:
Total trading liabilities	$ 0	$ 0
Long-term debt	0	0
Total other liabilities – derivative liabilities designated as hedging	0
Total liabilities	$ 0	$ 0
Percentage of total liabilities prior to netting	0.00%	0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Investment management funds
Trading assets:
Total assets	$ 0	$ 0
Trading liabilities:
Total liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Total derivative assets	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total other liabilities – derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value		0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 181,000,000	$ 215,000,000